Operating leases and finance leases	12 Months Ended
Dec. 31, 2017
Disclosure Of Operating Leases And Finance Leases [Line Items]
Disclosure Of Leases Explanatory

Note 31 Operating leases and finance leases

Information on lease contracts classified as operating leases where UBS is the lessee is provided in Note 31a and information on finance leases where UBS acts as a lessor is provided in Note 31b.

a) Operating lease commitments

As of 31 December 2017, UBS was obligated under a number of non-cancelable operating leases for premises and equipment used primarily for banking purposes. The significant premises leases usually include renewal options and escalation clauses in line with general office rental market conditions, as well as rent adjustments based on price indices. However, the lease agreements do not contain contingent rent payment clauses and purchase options, nor do they impose any restrictions on UBS’s ability to pay dividends, engage in debt financing transactions or enter into further lease agreements.

CHF million	31.12.17
Expenses for operating leases to be recognized in:
2018	666
2019	602
2020	516
2021	429
2022	382
2023 and thereafter	2,013
Subtotal commitments for minimum payments under operating leases	4,608
Less: Sublease rental income commitments	262
Net commitments for minimum payments under operating leases	4,346

CHF million	31.12.17	31.12.16	31.12.15
Gross operating lease expense recognized in the income statement	725	749	743
Sublease rental income	67	78	70
Net operating lease expense recognized in the income statement	658	671	673

b) Finance lease receivables

UBS leases a variety of assets to third parties under finance leases, such as commercial vehicles, production lines, medical equipment, construction equipment and aircraft. At the end of the respective lease term, assets may be sold to third parties or further leased. Lessees may participate in any sales proceeds achieved. Lease expenses cover the cost of the assets less their residual value as well as financing costs.

As of 31 December 2017, unguaranteed residual values of CHF 158 million had been accrued, and the accumulated allowance for uncollectible minimum lease payments receivable amounted to CHF 10 million. No contingent rents were received in 2017.

Lease receivables
CHF million	31.12.17
	Total minimum lease payments	Unearned financeincome	Present value
2018	333	22	311
2019–2022	684	36	648
Thereafter	112	3	110
Total	1,129	61	1,069

UBS AG
Disclosure Of Operating Leases And Finance Leases [Line Items]
Disclosure Of Leases Explanatory

Note 31 Operating leases and finance leases

Information on lease contracts classified as operating leases where UBS is the lessee is provided in Note 31a and information on finance leases where UBS acts as a lessor is provided in Note 31b.

a) Operating lease commitments

As of 31 December 2017, UBS was obligated under a number of non-cancelable operating leases for premises and equipment used primarily for banking purposes. The significant premises leases usually include renewal options and escalation clauses in line with general office rental market conditions, as well as rent adjustments based on price indices. However, the lease agreements do not contain contingent rent payment clauses and purchase options, nor do they impose any restrictions on UBS’s ability to pay dividends, engage in debt financing transactions or enter into further lease agreements.

CHF million	31.12.17
Expenses for operating leases to be recognized in:
2018	652
2019	588
2020	506
2021	422
2022	375
2023 and thereafter	1,984
Subtotal commitments for minimum payments under operating leases	4,526
Less: Sublease rental income commitments	262
Net commitments for minimum payments under operating leases	4,265

CHF million	31.12.17	31.12.16	31.12.15
Gross operating lease expense recognized in the income statement	684	737	741
Sublease rental income	67	78	70
Net operating lease expense recognized in the income statement	617	659	671

b) Finance lease receivables

UBS leases a variety of assets to third parties under finance leases, such as commercial vehicles, production lines, medical equipment, construction equipment and aircraft. At the end of the respective lease term, assets may be sold to third parties or further leased. Lessees may participate in any sales proceeds achieved. Lease expenses cover the cost of the assets less their residual value as well as financing costs.

As of 31 December 2017, unguaranteed residual values of CHF 158 million had been accrued, and the accumulated allowance for uncollectible minimum lease payments receivable amounted to CHF 10 million. No contingent rents were received in 2017.

Lease receivables
CHF million	31.12.17
	Total minimum lease payments	Unearned financeincome	Present value
2018	333	22	311
2019–2022	684	36	648
Thereafter	112	3	110
Total	1,129	61	1,069